UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21789
                                                     ---------

                            Giordano Investment Trust
                            -------------------------
               (Exact name of registrant as specified in charter)


          135 Gorman Street, 3rd Floor, Annapolis, Maryland 21401-2535
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2006
                                            ------------------

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report

For the Period from November 7, 2005
(Date of Initial Public Investment)
to September 30, 2006










                                                                  GIORDANO FUND






















This report and the financial statements contained herein are submitted for the general information of the shareholders of the Giordano Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Giordano Fund (the "Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: market risks, management style risk, small-cap and mid-cap companies risk, credit risk, interest rate risk, maturity risk, preferred securities risk, investment-grade security risk, senior subordinated unsecured corporate bonds risk, junk bonds or lower-rated securities risk, derivative instruments risk, special risks of "alternative investments" and real estate securities risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the aforementioned Fund was achieved at some or all points during the period by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about November 29, 2006.

For More Information on Your Giordano Fund :

              See Our Web site @ www.giordanofunds.com
                                or
              Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

                                November 4, 2006




Dear Fellow Shareholders of the Giordano Fund:


With great pleasure and pride I write to you the first shareholder letter and enclose the first annual report for the Giordano Fund (the "Fund") for the fiscal year ended September 30, 2006. From the inception date of November 7, 2005, the Fund had a total return of 0.50% versus 11.16% for the S & P 500 Total Return Index. For the Fund's most up-to-date performance information, please see our website at www.giordanofunds.com.


Management Discussion


While we are disappointed by the overall performance of the Giordano Fund since inception, we remain confident about our ability to achieve positive long-term total return as well as the Fund's current income strategy. We believe this approach will provide a well-diversified portfolio and lay the foundation for a promising future for our shareholders.

Thank you for your confidence and support as we build the Fund. As with any new business, the first few years provide many challenges, some planned for and some not planned. One of our constant challenges is to keep fund expenses to a minimum. During the inception period the Fund's expense ratio was 9.19%, which was higher than expected and significantly lowered the Fund's performance. However, as the Fund attracts additional investors and the assets grow, the expense ratio will decline. All of our service providers and professional relationships are committed to our success and have provided us excellent guidance and we feel well-prepared for the future.


Portfolio Activity


When considering new investments or subsequent investments to an existing holding for the portfolio, we use a very thorough analytical approach that we feel has discovered some excellent long-term opportunities. Currently the Fund is holding thirty investments and twenty three of them have increased in value as of September 30, 2006. All portfolio investments have paid interest or dividends to the Fund.

Currently, the Fund is over-weighted in the financial services area. Even though the interest rate environment remains uncertain we feel there are excellent long-term opportunities in this area. As further validation of our approach we have seen two bank stocks in the portfolio receive takeover proposals at substantial premiums to the price we paid for these stocks. Harbor Florida Bancshares received an offer 18% greater than the price we paid from National City Corp. Similarly, Mercantile Bankshares Corp. received an offer from PNC Financial Services Group 29% greater than the price we paid. Though we are optimistic both of these transactions will be completed, we continue to monitor them closely.

Excessive pessimism is something that is very hard to quantify, but looking back at some of our best performing holdings it could be argued that the timing may not have been right to purchase these stocks. But the results proved differently, two examples are Vornado Realty Trust, up 30% since we purchased the stock and most surprising to many of our observers Verizon is up 18%.

We continue to have a high degree of confidence and are very encouraged by the future prospects of the Fund and plan to continue to adhere to our principles and strategies. By using our strategies and disciplined focus I hope the Fund will outperform the market over time and continue to be favorable strategy for your portfolio.

As the Fund's Investment Adviser and a shareholder I look to the future with great anticipation.

Sincerely,

/s/ Joseph A Giordano

Joseph A Giordano
President













An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: market risks, management style risk, small-cap and mid-cap companies risk, credit risk, interest rate risk, maturity risk, preferred securities risk, investment-grade security risk, senior subordinated unsecured corporate bonds risk, junk bonds or lower-rated securities risk, derivative instruments risk, special risks of "alternative investments" and real estate securities risk. More information about these risks and other risks can be found in the Fund's prospectus.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Giordano Fund (the "Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.


           Underwriter and Distributor: Capital Investment Group, Inc.
                116 South Franklin Street, Rocky Mount, NC 27804
                              Phone (800) 773-3863

GIORDANO FUND

Performance Update - $10,000 Investment (Unaudited)

For the period from November 7, 2005 (Date of Initial Public Investment) to September 30, 2006.

-----------------------------------------------------------------------------------------------------------------------------
[Line Graph Here]                                              Performance Returns for the period from November 7, 2005
                                  S&P 500 Total                (Date of Initial Public Investment) to September 30, 2006.
               Giordano Fund      Return Index                 --------------------------------------------------------------
               -------------      ------------                                                                   Final
  11/7/2005       $10,000           $10,000                                                                     Value of
 11/30/2005         9,870            10,239                    Cumulative Total                  Since          $10,000
 12/31/2005         9,690            10,242                    Investment Returns               Inception*     Investment
  1/31/2006         9,970            10,514                    --------------------------------------------------------------
  2/28/2006         9,920            10,542                    Giordano Fund                        0.50%         $10,050
  3/31/2006         9,970            10,673                    --------------------------------------------------------------
  4/30/2006        10,110            10,817                    S&P 500 Total Return Index          11.16%         $11,116
  5/31/2006         9,830            10,505                    --------------------------------------------------------------
  6/30/2006         9,900            10,520                    *The Fund's inception date - November 7, 2005 (Date of Initial
  7/31/2006         9,960            10,584                    Public Investment)
  8/31/2006        10,020            10,836                    --------------------------------------------------------------
  9/30/2006        10,050            11,116
-----------------------------------------------------------------------------------------------------------------------------

This graph depicts the performance of the Giordano Fund (the "Fund") versus the S&P 500 Total Return Index. The graph assumes an initial $10,000 investment at November 7, 2005. (Date of Initial Public Investment) All dividends and distributions are reinvested. It is important to note the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                Beginning                     Ending
                                               Account Value                Account Value                Expenses Paid
 Expense Example                              April 1, 2006               September 30, 2006             During Period*
--------------------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                     $1,008.00                      $44.80
--------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00                      $980.45                       $44.19
--------------------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 8.90%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent one-half year period.)

GIORDANO FUND

Schedule of Investments


As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                         Shares/        Market Value
                                       Shares      (Note 1)                                           Principal         (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 79.57%                                               Pharmaceuticals - 3.19%
                                                                        Eli Lilly & Company              1,000      $       57,000
                                                                                                                    --------------
Banks - 12.32%
     Bank of America Corp.              1,400 $       74,998        Real Estate Investment Trust - 3.05%
     Mercantile Bankshares Corp.        1,200         43,524            Vornado Realty Trust               500              54,500
     United Bankshares Inc.             1,200         44,664                                                        --------------
     Whitney Holding Corp.              1,600         57,232        Savings & Loans - 2.97%
                                              --------------
                                                     220,418            Harbor Florida Bancshares, Inc.  1,200              53,172
                                              --------------                                                        --------------
Beverages - 3.00%
     The Coca-Cola Co.                  1,200         53,616        Semiconductors - 2.90%
                                              --------------
                                                                        Microchip Technology, Inc.       1,600              51,872
                                                                                                                    --------------
Chemicals - 8.21%
     El Du Pont de Nemours & Co.        1,700         72,828        Telecommunications - 2.90%
     The Dow Chemical Company           1,900         74,062            Verizon Communications Inc.      1,400              51,982
                                              --------------                                                        --------------
                                                     146,890
                                              --------------
Diversified Financial Services - 6.97%                              Total Common Stocks (Cost $1,361,794)                1,423,694
     Citigroup Inc.                     1,000         49,670                                                        --------------
     JPMorgan Chase & Co.               1,600         75,136        EXCHANGE TRADED FUNDS - 6.84%
                                              --------------
                                                     124,806
                                              --------------
Environmental Control - 3.69%                                           Midcap SPDR Trust Series 1         500              68,950
     Waste Management, Inc.             1,800         66,024            SPDR Trust Series 1                400              53,432
                                              --------------                                                        --------------

Gas Distribution - 2.73%                                            Total Exchange Traded Funds (Cost $118,637)            122,382
     UGI Corp.                          2,000         48,900                                                        --------------
                                              --------------
                                                                    INVESTMENT COMPANY - 3.12%
Healthcare - Products - 2.90%                                           Evergreen Institutional
     Johnson & Johnson                    800         51,952               Money Market Fund
                                              --------------               (Cost $55,872)               55,872              55,872
                                                                                                                    --------------

Household Products/Wares - 2.69%                                    CORPORATE OBLIGATIONS - 9.71%
     Avery Denison Corp                   800         48,136         (B)  Empire Corp.
                                              --------------               10.00%, 12/09/10           $ 75,000              73,650
                                                                           10.00%, 04/12/11            100,000             100,000
Metal Fabricate/Hardware - 4.57%                                                                                    --------------
     Timken Co.                         1,600         47,648
     Worthington Industries, Inc.       2,000         34,120        Total Corporate Obligations (Cost $175,000)            173,650
                                              --------------                                                        --------------
                                                      81,768
                                              --------------        Total Investments (Cost $1,711,303) - 99.24%       $ 1,775,598
Miscellaneous Manufacturing - 11.62%                                Other Assets Less Liabilities- 0.76%                    13,531
     3M Company                           800         59,536                                                        --------------
     General Electric Company           2,000         70,600
     Honeywell International, Inc.      1,900         77,710        Net Assets - 100.00%                            $    1,789,129
                                              --------------                                                        ==============
                                                     207,846
                                              --------------
Oil & Gas - 2.66%
     ConocoPhillips                       800         47,624
                                              --------------

Packaging & Containers - 3.20%
     Sonoco Products Company            1,700         57,188
                                              --------------
                                                                                                                         (Continued)


GIORDANO FUND

Schedule of Investments


As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(B) Restricted  security - A  restricted  security            Summary of Investments by Industry
    cannot be resold to the general public without                                                  % of Net
    prior registration under the Securities Act of            Industry                               Assets          Market Value
    1933.   Restricted   securities   are   valued            -------------------------------------------------------------------
    according  to the  guidelines  and  procedures            Banks                                   12.32%           $ 220,418
    adopted  by the  Board of  Trustees.  The Fund            Beverages                                3.00%              53,616
    currently  holds  Empire   Corporation  Senior            Chemicals                                8.21%             146,890
    Subordinated Debentures at a cost of $175,000.            Corporate Obligations                    9.71%             173,650
    The   sale  of  this   investment   has   been            Diversified Financial Services           6.97%             124,806
    restricted  and has been valued in  accordance            Environmental Control                    3.69%              66,024
    with the  guidelines  adopted  by the Board of            Exchange Traded Funds                    6.84%             122,382
    Trustees.   The  total   fair  value  of  this            Gas Distribution                         2.73%              48,900
    security at  September  30, 2006 is  $173,650,            Healthcare - Products                    2.90%              51,952
    which represents 9.71% of net assets. See Note            Household Products/Wares                 2.69%              48,136
    1   for   more   information   on   Restricted            Investment Company                       3.12%              55,872
    Securities.                                               Metal Fabricate/Hardware                 4.57%              81,768
                                                              Miscellaneous Manufacturing             11.62%             207,846
                                                              Oil & Gas                                2.66%              47,624
                                                              Packaging & Containers                   3.20%              57,188
                                                              Pharmaceuticals                          3.19%              57,000
                                                              Real Estate Investment Trust             3.05%              54,500
                                                              Savings & Loans                          2.97%              53,172
                                                              Semiconductors                           2.90%              51,872
                                                              Telecommunications                       2.90%              51,982
                                                              -------------------------------------------------------------------
                                                              Total                                   99.24%         $ 1,775,598











See Notes to Financial Statements

GIORDANO FUND

Statement of Assets and Liabilities


As of September 30, 2006

---------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $1,711,303) ................................................................          $1,775,598
   Receivables:
      Fund shares sold ....................................................................................               8,000
      Interest and dividends ..............................................................................              10,725
   Prepaid expenses:
      Fund accounting fees (note 2) .......................................................................               2,250
      Compliance service fees (note 2) ....................................................................                 646
      Other expenses ......................................................................................               4,937
                                                                                                                     ----------

   Total assets ...........................................................................................           1,802,156
                                                                                                                     ----------
Liabilities:
   Accrued expenses .......................................................................................              13,027
                                                                                                                     ----------

   Total liabilities ......................................................................................              13,027
                                                                                                                     ----------

Net Assets ................................................................................................          $1,789,129
                                                                                                                     ==========
Net Assets Consist of:
   Capital (par value and paid in surplus) ................................................................          $1,724,834
   Net unrealized appreciation on investments .............................................................              64,295
                                                                                                                     ----------

   Total Net Assets .......................................................................................          $1,789,129
                                                                                                                     ==========
   Shares Outstanding, no par value (unlimited authorized shares) .........................................             178,016
   Net Asset Value, Maximum Offering Price and Redemption Price Per Share .................................          $    10.05





















See Notes to Financial Statements

GIORDANO FUND

Statement of Operations


For the period from November 7, 2005 (Date of Initial Public Investment) to September 30, 2006

----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
  Interest ............................................................................................              $   10,994
  Dividends ...........................................................................................                  34,613
                                                                                                                     ----------

Total Income ..........................................................................................                  45,607
                                                                                                                     ----------
Expenses:
  Advisory fees (note 2) ..............................................................................                  11,951
  Administration fees (note 2) ........................................................................                   2,091
  Transfer agent fees (note 2) ........................................................................                  18,831
  Fund accounting fees (note 2) .......................................................................                  24,364
  Compliance service fees (note 2) ....................................................................                   6,980
  Custody fees (note 2) ...............................................................................                   4,477
  Distribution and service fees (note 3) ..............................................................                   2,988
  Other accounting fees (note 2) ......................................................................                  19,475
  Registration and filing administration fees (note 2) ................................................                     908
  Legal fees ..........................................................................................                  15,504
  Audit and tax preparation fees ......................................................................                  15,145
  Registration and filing expenses ....................................................................                   3,685
  Shareholder servicing expenses ......................................................................                   2,857
  Printing expenses ...................................................................................                     846
  Trustee fees and meeting expenses ...................................................................                     308
  Securities pricing fees .............................................................................                   1,882
  Other operating expenses ............................................................................                   6,709
                                                                                                                     ----------

  Total Expenses ......................................................................................                 139,001
                                                                                                                     ----------

      Advisory fees waived (note 2) ...................................................................                 (11,951)
      Administration fees waived (note2) ..............................................................                    (184)
      Transfer agent fees waived (note 2) .............................................................                  (3,081)
      Fund accounting fees waived (note 2) ............................................................                  (4,004)
      Compliance services fees waived (note 2) ........................................................                  (1,168)
      Distribution and service fees waived (note 3) ...................................................                  (2,988)
      Other accounting fees waived ....................................................................                  (3,370)
      Legal fees waived ...............................................................................                  (1,776)
      Other operating expenses waived (note 2) ........................................................                    (740)
                                                                                                                     ----------

Net Expenses ..........................................................................................                 109,739
                                                                                                                     ----------

Net Investment Loss ...................................................................................                 (64,132)
                                                                                                                     ----------
Realized and Unrealized Gain on Investments
  Net realized gain from investment transactions ......................................................                  19,970
  Change in unrealized appreciation on investments ....................................................                  64,295
                                                                                                                     ----------

Realized and Unrealized Gain on Investments ...........................................................                  84,265
                                                                                                                     ----------
Net Increase in Net Assets Resulting from Operations ..................................................              $   20,133
                                                                                                                     ==========

See Notes to Financial Statements

GIORDANO FUND

Statement of Changes in Net Assets


For the period from November 7, 2005 (Date of Initial Public Investment) to September 30, 2006

----------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment loss ...............................................................................                $  (64,132)
  Net realized gain from investment transactions ....................................................                    19,970
  Change in unrealized appreciation on investments ..................................................                    64,295
                                                                                                                     ----------

Net Increase in Net Assets Resulting from Operations ................................................                    20,133
                                                                                                                     ----------
Capital Share Transactions: (note 6)
  Shares sold .......................................................................................                 1,688,942
  Shares repurchased ................................................................................                   (19,946)
                                                                                                                     ----------

Increase from Capital Share Transactions ............................................................                 1,668,996
                                                                                                                     ----------

Net Increase in Net Assets ..........................................................................                 1,689,129
                                                                                                                     ----------
Net Assets:
  Beginning of period ...............................................................................                   100,000
  End of period .....................................................................................                $1,789,129
                                                                                                                     ==========
Accumulated net investment loss .....................................................................                $     --




























See Notes to Financial Statements

GIORDANO FUND

Financial Highlights

For a share outstanding during the period from November 7, 2005 (Date of Initial
Public Investment) to September 30, 2006
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ..................................................................         $      10.00
                                                                                                                ------------
Income from Investment Operations
      Net investment loss .............................................................................               (0.36)
      Net realized and unrealized gain on securities ..................................................                0.41
                                                                                                                ------------

Total from Investment Operations ......................................................................                0.05
                                                                                                                ------------

Net Asset Value, End of Period ........................................................................         $      10.05
                                                                                                                ============

Total Return ..........................................................................................                 0.50 %

Net Assets, End of Period (in thousands) ..............................................................         $      1,789

Average Net Assets for the Period (in thousands) ......................................................         $      1,334

Ratios of:
Gross Expenses to Average Net Assets (a) ..............................................................                11.63 % (b)
Net Expenses to Average Net Assets (a) ................................................................                 9.19 % (b)
Net Investment Loss to Average Net Assets .............................................................                (5.37)% (b)

Portfolio turnover rate ...............................................................................                34.43 %

(a) The expense ratios listed above reflect total expenses prior to any waivers (gross expense ratio) and after waivers (net expense ratio).
(b)   Annualized.





















See Notes to Financial Statements

GIORDANO FUND

Notes to Financial Statements

________________________________________________________________________________

1.   Organization   and   Significant     Interest  income  is  recorded  on the
     Accounting Policies                  accrual     basis     and     includes
                                          amortization    of    discounts    and
The  Giordano  Fund (the  "Fund") is a    premiums.   Gains   and   losses   are
series  of  the  Giordano   Investment    determined  on  the  identified   cost
Trust   (the   "Trust"),   which   was    basis,  which is the same  basis  used
organized  as  a  Delaware   statutory    for federal income tax purposes.
trust  and  is  registered  under  the
Investment  Company  Act of  1940,  as    Restricted Securities
amended  (the  "1940   Act"),   as  an    Restricted   securities  held  by  the
open-end     management     investment    Funds   may   not   be   sold   unless
company.  The Trust is classified as a    registered  pursuant  to an  effective
diversified  company as defined in the    registration statement filed under the
1940 Act.                                 Securities  Act of  1933,  as  amended
                                          (the  "Securities   Act")  or  offered
The  Fund   commenced   operations  on    pursuant    to,    the    registration
November  7,  2005.   The   investment    requirements  of the  Securities  Act.
objective  of  the  Fund  is  to  seek    The   risk   of   investing   in  such
long-term capital appreciation as well    securities  is generally  greater than
as  current  income  by  investing  at    the   risk   of   investing   in   the
least  80% of  its  assets  in  income    securities    of    publicly    traded
oriented  equity  securities and up to    companies.  Lack of a secondary market
20% of its assets in other investments    and resale  restrictions may result in
including,  but not limited to, bonds,    the  inability  of the  Fund to sell a
options,   exchange-traded  funds  and    security  at  a  fair  price  and  may
venture capital funds.                    substantially  delay  the  sale of the
                                          security   it  seeks   to   sell.   In
The following accounting policies have    addition,  restricted  securities  may
been consistently followed by the Fund    exhibit greater price  volatility than
and are in conformity  with accounting    securities for which secondary markets
principles  generally  accepted in the    exist.
United   States  of   America  in  the
investment company industry.              ----------------------------------------------------------
                                          Schedule of Restricted Securities
Investment Valuation                      ----------------------------------------------------------
The Fund's  investments  in securities                                                        Value
are   carried  at  value.   Securities                                            Current     as %
listed on an  exchange  or quoted on a                   Acquisition  Acquisition  Market     of Net
national  market  system are valued at                      Date        Cost       Value     Assets
the last  sales  price as of 4:00 p.m.    ----------------------------------------------------------
Eastern Time. Securities traded in the    Empire Corp.    12/09/2005     $75,000    $73,650   4.12%
NASDAQ   over-the-counter  market  are    12/09/10
generally   valued   at   the   NASDAQ    ----------------------------------------------------------
Official    Closing    Price.    Other    Empire Corp.    04/12/2006    $100,000   $100,000   5.59%
securities      traded      in     the    04/12/11
over-the-counter   market  and  listed    ----------------------------------------------------------
securities   for  which  no  sale  was
reported  on that  date are  valued at    Expenses
the most recent bid price.  Securities    The  Fund  bears   expenses   incurred
and  assets  for which  representative    specifically  on its behalf as well as
market   quotations  are  not  readily    a portion of general  expenses,  which
available  (e.g.,  if the  exchange on    are  allocated  according  to  methods
which  the   portfolio   security   is    reviewed annually by the Trustees.
principally  traded closes early or if
trading  of the  particular  portfolio    Dividend Distributions
security is halted  during the day and    The Fund may  declare  and  distribute
does not  resume  prior to the  Fund's    dividends from net  investment  income
net asset value  calculation) or which    (if any) quarterly. Distributions from
cannot be accurately  valued using the    capital  gains (if any) are  generally
Fund's normal  pricing  procedures are    declared and distributed annually.
valued at fair value as  determined in
good faith under policies  approved by    Estimates
the Trustees.  A portfolio  security's    The     preparation    of    financial
"fair value" price may differ from the    statements    in    conformity    with
price   next    available   for   that    accounting     principles    generally
portfolio  security  using the  Fund's    accepted  in  the  United   States  of
normal pricing procedures. Instruments    America  requires  management  to make
with maturities of 60 days or less are    estimates and assumptions  that affect
valued  at   amortized   cost,   which    the  amount  of  assets,  liabilities,
approximates market value.                expenses and revenues  reported in the
                                          financial  statements.  Actual results
Investment Transactions and Investment    could differ from those estimates.
Income
Investment  transactions are accounted
for as of the date  purchased  or sold
(trade  date).   Dividend   income  is
recorded  on  the  ex-dividend   date.
Certain    dividends    from   foreign
securities will be recorded as soon as
the Fund is informed  of the  dividend
if  such   information   is   obtained
subsequent  to the  ex-dividend  date.
                                                               (Continued)

GIORDANO FUND

Notes to Financial Statements
________________________________________________________________________________

Federal Income Taxes                      Transfer Agent
                                          North Carolina  Shareholder  Services,
No provision for income taxes is LLC ("Transfer Agent") serves as included in the accompanying financial transfer, dividend paying, and statements, as the Fund intends to shareholder servicing agent for the distribute to shareholders all taxable Fund. It receives compensation for its investment income and realized gains services based upon $15 per and otherwise complies with Subchapter shareholder per year, subject to a M of the Internal Revenue Code minimum fee of $1,750 per month. For applicable to regulated investment the fiscal period ended September 30,
companies.                                2006,  Transfer Agent fees were waived
                                          in the amount of $3,081.
2. Transactions with Affiliates
                                          Distributor
Advisor                                   Capital  Investment  Group,  Inc. (the
The Fund pays a monthly advisory fee "Distributor") serves as the Fund's to Giordano Asset Management, LLC (the principal underwriter and distributor. "Advisor") based upon the average The Distributor receives $5,000 per daily net assets of the Fund and year paid in monthly installments for calculated at the annual rate of 1.00% services provided and expenses of the Fund's average daily net assets assumed. For the fiscal period ended below $75 million. For the fiscal September 30, 2006, Distributor fees
period  ended   September   30,  2006,    were waived in the amount of $740.
Advisor fees were waived in the amount
of $11,951.                               Certain  Trustees  and officers of the
                                          Trust   are  also   officers   of  the
Administrator                             Advisor,   the   Distributor   or  the
The Fund pays a monthly administration    Administrator.
fee to  The  Nottingham  Company  (the
"Administrator")    based   upon   the    3. Distribution and Service Fees
average  daily net  assets of the Fund
and calculated at the annual rates as The Trustees, including a majority of shown in the following schedule which the Trustees who are not "interested is subject to a minimum of $2,000 per persons" of the Trust as defined in month. The Administrator also receives the 1940 Act, adopted a distribution a fee to procure and pay the Fund's plan pursuant to Rule 12b-1 of the
custodian, additional compensation for    1940  Act (the  "Plan").  The 1940 Act
fund   accounting  and   recordkeeping    regulates   the   manner  in  which  a
services, and additional  compensation    regulated   investment   company   may
for certain costs involved with the assume expenses of distributing and daily valuation of securities and as promoting the sales of its shares and reimbursement for out-of-pocket servicing of its shareholder accounts. expenses. A breakdown of these fees is The Plan provides that the Fund may provided below. For the fiscal period incur certain expenses, which may not ended September 30, 2006, exceed 0.25% per annum of the Fund's Administrative and other fees were average daily net assets for each year
waived in the amount of $7,558.           elapsed  subsequent to adoption of the
                                          Plan,  for payment to the  Distributor
Compliance Services                       and   others   for   items   such   as
                                          advertising     expenses,      selling
The Nottingham Compliance Services, expenses, commissions, travel or other LLC, a fully owned affiliate of the expenses reasonably intended to result Administrator, provides services which in sales of shares of the Fund or assist the Trust's Chief Compliance support servicing of shareholder Officer in monitoring and testing the accounts. For the fiscal period ended policies and procedures of the Trust September 30, 2006, $2,988 in fees in conjunction with requirements under were incurred and subsequently waived.
Rule   38a-1  of  the  1940  Act.   It
receives compensation for this service
at an annual  rate of $7,750.  For the
fiscal  period  ended   September  30,
2006,  compliance  services  fees were
waived in the amount of $1,168.

------------------------------------------------------------------------------------------------------------------------------------
          Administration Fees*                       Custody fees*                  Fund
                                                                                  Accounting        Fund             Blue Sky
                                  Annual                              Annual         Fees         Accounting      Administration
    Average Net Assets            Rate         Average Net Assets      Rate        (monthly)         Fees          Fees (annual)
------------------------------------------------------------------------------------------------------------------------------------
         First $50 million       0.175%        First $100 million      0.020%       $2,250            0.01%         $150 per state
         Next $50 million        0.150%        Over $100 million       0.009%
         Next $50 million        0.125%
         Next $50 million        0.100%
        Over $200 million        0.075%     *Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
------------------------------------------------------------------------------------------------------------------------------------

                                                                (Continued)

GIORDANO FUND

Notes to Financial Statements
________________________________________________________________________________

4.  Purchases  and Sales of Investment    investment   income  or  net  realized
    Securities                            gains  paid  by the  Fund  during  the
                                          fiscal  period  ending  September  30,
For the fiscal period ended  September    2006.
30,  2006,   the  aggregate   cost  of
purchases  and proceeds  from sales of    6. Capital Share Transactions
investment    securities    (excluding
short-term    securities)    were   as         -------------------------------------------------
follows:                                       Period from November 7, 2005
                                               (Date of Initial Public Investment)
---------------------------------------------  to September 30, 2006
Purchases of Securities        Proceeds from   -------------------------------------------------
                         Sales of Securities   Transactions in Fund Shares              170,047
---------------------------------------------          Shares sold
             $2,043,919             $408,458           Reinvested distributions               -
---------------------------------------------          Shares repurchased               (2,031)
                                               Net Increase in Capital Shares           168,016
There were no  long-term  purchases or         Shares Outstanding, Beginning of Period   10,000
sales  of U.S  Government  Obligations         Shares Outstanding, End of Period        178,016
during   the   fiscal   period   ended         -------------------------------------------------
September 30, 2006.

5. Federal Income Tax                              7. New Accounting Pronouncements

The information shown on the following             In  September   2006,   the  Financial
tables         represent:          (1)             Accounting   Standards   Board  (FASB)
reclassifications     of     permanent             issued    Statement    on    Financial
book/tax    differences,    and    (2)             Accounting  Standards  (SFAS) No. 157,
unrealized       appreciation       or             "Fair   Value   Measurements".    This
depreciation    of   investments   for             standard    establishes    a    single
federal  income  tax  purposes  as  of             authoritative   definition   of   fair
September 30, 2006.                                value,   sets  out  a  framework   for
                                                   measuring fair value measurements SFAS
As a result  of the  Fund's  operating             No.   157   applies   to  fair   value
net  investment  loss,  the  following             measurements   already   required   or
reclassifications,  shown  in Table 1,             permitted by existing  standards  SFAS
were   made  for  the   period   ended             No.  157 is  effective  for  financial
September     30,     2006.      These             statements  issued  for  fiscal  years
reclassifications had no effect on the             beginning  after November 15, 2007 and
net  assets or the net asset  value of             interim  periods  within  those fiscal
the Fund.                                          years.    The   changes   to   current
                                                   generally     accepted      accounting
-------------------------------------------------  principles  from  the  application  of
Table 1                                            this    Statement    relate   to   the
               Increase (Decrease) in              definition of fair value,  the methods
                                                   used to measure  fair  value,  and the
               Accumulated Net  Undistributed Net  expanded  disclosures about fair value
                    Investment   Realized Gain on  measurements.   As  of  September  30,
Paid-in Capital    Gain (Loss)        Investments  2006,  the Fund does not  believe  the
-------------------------------------------------- adoption  of SFAS No. 157 will  impact
      ($44,162)        $64,132          ($19,970)  the amounts  reported in the financial
-------------------------------------------------- statements,     however,    additional
                                                   disclosures  may be required about the
The aggregate cost of investments  and             inputs    used    to    develop    the
the    composition    of    unrealized             measurements and the effect of certain
appreciation   and   depreciation   of             of the  measurements  reported  on the
investment   securities   for  federal             statement of changes in net assets for
income tax  purposes  as of  September             a fiscal period.
30, 2006,  are shown in Table 2 below.
There is no  difference  between  book             On  July  13,  2006,   the   Financial
and tax cost.                                      Accounting   Standards   Board  (FASB)
                                                   released  FASB  Interpretation  No. 48
-------------------------------------------------  "Accounting  for Uncertainty in Income
Table 2                                            Taxes"  (FIN  48).   FIN  48  provides
                      Aggregate Gross Unrealized   guidance   for   how   uncertain   tax
-------------------------------------------------  positions    should   be   recognized,
      Federal    Appreciation    Depreciation      measured,  presented  and disclosed in
     Tax Cost                                      the  financial   statements.   FIN  48
-------------------------------------------------  requires   the   evaluation   of   tax
    $1,711,303        $90,282       ($25,987)      positions  taken  or  expected  to  be
-------------------------------------------------  taken in the course of  preparing  the
                                                   Fund's  tax   returns   to   determine
The    amount   of    dividends    and             whether   the   tax    positions   are
distributions   from  net   investment             "more-likely-than-not"     of    being
income and net realized  capital gains             sustained   by  the   applicable   tax
are  determined  in  accordance   with             authority. Tax positions not deemed to
federal income tax  regulations  which             meet     the      more-likely-than-not
may differ from accounting  principles             threshold  would be  recorded as a tax
generally   accepted   in  the  United             benefit  or  expense  in  the  current
States  of  America.   There  were  no             year.  Adoption  of FIN 48 is required
dividends  or   distributions  of  net

                                                                             (Continued)

GIORDANO FUND

Notes to Financial Statements
________________________________________________________________________________

for  fiscal  years   beginning   after
December 15, 2006 and is to be applied
to  all  open  tax  years  as  of  the
effective    date.   At   this   time,
management    is    evaluating     the
implications  of FIN 48.  Although not
yet  determined,  management  does not
expect  FIN  48  to  have  a  material
impact on the financial statements.

8. Commitments and Contingencies

Under   the   Trust's   organizational
documents,  its  officers and Trustees
are   indemnified    against   certain
liabilities   arising   out   of   the
performance  of  their  duties  to the
Fund.  In  addition,   in  the  normal
course of business,  the Trust entered
into  contracts  with its vendors,  on
behalf of the Fund,  and  others  that
provide for general  indemnifications.
The  Fund's  maximum   exposure  under
these arrangements is unknown, as this
would  involve  future claims that may
be made  against  the  Fund.  The Fund
expects   that  risk  of  loss  to  be
remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Giordano Investment Trust
and the Shareholders of the Giordano Fund

We have audited the accompanying statement of assets and liabilities of the Giordano Fund, a series of shares of beneficial interest of the Giordano Investment Trust, including the schedule of investments, as of September 30, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from November 7, 2005 (commencement of operations) to September 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Giordano Fund as of September 30, 2006, the results of its operations, the changes in its net assets and its financial highlights for the period from November 7, 2005 to September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.



                                    /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                    BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
October 27, 2006

GIORDANO FUND

Additional Information (Unaudited)
________________________________________________________________________________

1.  Approval  of  Investment  Advisory    website at http://www.sec.gov. You may
    Agreement                             review  and make  copies  at the SEC's
                                          Public  Reference  Room in Washington,
On October 26, 2005 the Board reviewed D.C. You may also obtain copies after information necessary to approve the paying a duplicating fee by writing initial Investment Advisory Agreement the SEC's Public Reference Section, with the Advisor (the "Advisory Washington, D.C. 20549-0102 or by
Agreement"). The Advisor reviewed with    electronic          request         to
the Board the Advisor's  Form ADV, its    publicinfo@sec.gov,  or  is  available
financial  strength,   its  investment    without  charge,   upon  request,   by
approach  and  techniques,  and  other    calling  the  Fund at  1-800-773-3863.
information.                              Information  on the  operation  of the
                                          Public  Reference Room may be obtained
In  deciding on whether to approve the    by calling the SEC at 202-942-8090.
Advisory   Agreement,   the   Trustees
considered      numerous      factors,    4.  Information   about  Trustees  and
including:  (i) the  nature and extent        Officers
of  the   services   provided  by  the
Advisor; (ii) the Advisor's personnel The business and affairs of the Fund and methods of operating; (iii) and the Trust are managed under the overall expenses of the Fund; (iv) the direction of the Trustees. Information financial condition of the Advisor; concerning the Trustees and officers and (v) the Advisor's investment of the Trust and Fund is set forth
strategy for the Fund.                    below.  Generally,  each  Trustee  and
                                          officer  serves an indefinite  term or
Based  upon  its   evaluation  of  the    until  certain  circumstances  such as
information, materials and factors their resignation, death, or otherwise described above, the Trustees as specified in the Trust's concluded for the Fund: (i) that the organizational documents. Any Trustee
terms  of  the   Investment   Advisory    may  be   removed   at  a  meeting  of
Agreement  were  reasonable  and fair;    shareholders  by a  vote  meeting  the
(ii) that the fees to be paid to the requirements of the Trust's Advisor under the Advisory Agreement organizational documents. The and the Fund's expense ratio as Statement of Additional Information of compared to similar funds were the Fund includes additional reasonable and fair; (iii) that they information about the Trustees and were satisfied with the Advisor's officers and is available, without
proposed  services,   personnel,   and    charge,  upon  request by calling  the
investment strategy; and (iv) that it Fund toll-free at 1-800-773-3863. The was in the best interest of the Trust address of each Trustee and officer of and the Fund to enter into the the Trust, unless otherwise indicated,
Advisory Agreement. Therefore, the is 135 Gorman Street, Annapolis, Trustees, including the Trustees who Maryland 21401-2535. The Independent are not party to the Advisory Trustees received no compensation Agreement or interested persons of the (after waiving their fees) during the Advisor, unanimously approved the fiscal period ended September 30, 2006 Advisory Agreement for the Fund for an from the Fund for their services to
initial two-year period.                  the Fund  and  Trust.  The  Interested
                                          Trustee and  officers  did not receive
2. Proxy  Voting  Policies  and Voting    compensation  from the Fund for  their
   Record                                 services to the Fund and Trust.

A copy of the Trust's Proxy Voting and
Disclosure  Policy  and the  Advisor's
Disclosure   Policy  are  included  as
Appendix B to the Fund's  Statement of
Additional    Information    and   are
available,    without   charge,   upon
request,  by  calling  1-800-773-3863.
Information  regarding  how  the  Fund
voted  proxies  relating to  portfolio
securities   during  the  most  recent
period ended June 30, is available (1)
without  charge,   upon  request,   by
calling  the Fund at the number  above
and  (2)  on  the  SEC's   website  at
http://www.sec.gov.

3. Quarterly Portfolio Holdings

The Fund files its  complete  schedule
of portfolio holdings with the SEC for
the first and third  quarters  of each
fiscal  year on Form N-Q.  The  Fund's
Forms N-Q are  available  on the SEC's

                                                                    (Continued)

GIORDANO FUND

Additional Information (Unaudited)
________________________________________________________________________________

------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------
                                                                                             Number of
                                                                                           Portfolios in
                                Position(s)   Length                                        Fund Complex
        Name, Age and            held with    of Time        Principal Occupation(s)         Overseen by    Other Directorships Held
           Address              Fund/Trust    Served          During Past 5 Years             Trustee             by Trustee
------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------
Jonathan C.  Hamley, 42         Trustee      Since     Owner,  Hamley   Appraisals  since          1                None
                                             10/2005   December, 1996
------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------
Murat M. Dorkan, 35             Trustee      Since     Financial  Advisor/Planner,  Dorkan         1                None
                                             10/2005   Financial Group, Inc. since
                                                       November, 1993
------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------
                                                       INTERESTED TRUSTEES**
------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------
Joseph A. Giordano, 43*         Trustee,     Since     OSJ/Branch     Manager,     Capital         1                None
                                President,   10/2005   Investment Group, Inc. (distributor
                                Treasurer,             to  the  Fund)  since  July,  1992;
                                Principal              President,      Harbor     Discount
                                Executive              Investment  Corporation since July,
                                Officer,               1992;    Vice-President,     Harbor
                                Principal              Investment   Counsel  since  April,
                                Financial              1999;  Treasurer,  Giordano Holding
                                Officer,               Corporation    since   May,   1991;
                                and Chief              General   Manager  and   President,
                                Compliance             Giordano  Asset   Management,   LLC
                                Officer                since January, 2005
------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------
*Basis of Interestedness: Mr. Giordano is an Interested Trustee because he is a Member of Giordano Asset Management, LLC, the
investment advisor of the Fund.
------------------------------------------------------------------------------------------------------------------------------------
                                                           OTHER OFFICERS
------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------
Tracey L. Hendricks, 39**       Assistant    Since     Chief  Financial   Officer  of  The       n/a                   n/a
116 S. Franklin Street          Secretary    10/2005   Nottingham  Company  (administrator
Rocky Mount, NC  27804                                 to the Fund) since August 2006; and
                                                       Vice    President    of   Financial
                                                       Reporting, Tax, Internal Audit, and
                                                       Compliance   of   The    Nottingham
                                                       Company  since  2004;   previously,
                                                       Vice President of Special  Projects
                                                       of The Nottingham Company from 2001
                                                       to 2004.
------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------
Julian G. Winters, 37**         Secretary    Since     Vice     President -     Compliance       n/a                   n/a
116 S. Franklin Street          and          10/2005   Administration,    The   Nottingham
Rocky Mount, NC  27804          Assistant              Company since March, 1998
                                Treasurer
------------------------------- ------------ --------- ----------------------------------- --------------- -------------------------
 ** Ms. Hendricks and Mr. Winters are related as sister-in-law and brother-in-law, respectively.
------------------------------------------------------------------------------------------------------------------------------------

Giordano Fund
is a series of the
Giordano Investment Trust








For Shareholder Service Inquiries:         For Investment Advisor Inquiries:

Documented:                                Documented:

Giordano Fund                              Giordano Asset Management, LLC
c/o NC Shareholder Services                135 Gorman Street
116 South Franklin Street                  Annapolis, Maryland  21401-2535
Post Office Drawer 4365
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                       Toll-Free Telephone:

1-800-773-3863                             1-800-849-4342

World Wide Web @:                          World Wide Web @:

nottinghamco.com                           giordanofunds.com

Item 2.  CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the fiscal year ended September 30, 2006 were $11,500. These amounts represent aggregate fees billed by the registrant's independent accountant, Briggs, Bunting & Dougherty, LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings. The fiscal year ended September 30, 2006 was the initial fiscal year for the registrant.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal year ended September 30, 2006 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal year ended September 30, 2006 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning were $1,500. These services were for the completion of the fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d) All Other Fees - The registrant was billed a fee of $1,500 in the fiscal year ended September 30, 2006 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception of its initial fund, The Giordano Fund. There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended September 30, 2006.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the fiscal year ended September 30, 2006 at the registrant's initial Board of Trustees meeting and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

     (2) There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended September 30, 2006 were $3,000. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)      Not applicable.




Item 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.



Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.



Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         None.





Item 11. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust


By: (Signature and Title)        /s/ Joseph A. Giordano
                                 _________________________________
                                 Joseph A. Giordano, Trustee, President,
                                 Treasurer, Principal Executive Officer
                                 and Principal Financial Officer

Date: November 29, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Giordano
                                 _________________________________
                                 Joseph A. Giordano, Trustee, President,
                                 Treasurer, Principal Executive Officer
                                 and Principal Financial Officer
                                 Giordano Investment Trust


Date: November 29, 2006